Utility Plant (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2014	Sep. 30, 2015	Dec. 31, 2013
Utility Plant
Distribution plant		$ 4,748,988		$ 4,448,451
Production plant		2,973,853		2,966,223
Transmission plant		1,189,296		1,043,605
General plant		481,116		504,965
Intangible plant (including capitalized software)		311,959		316,614
Plant acquisition adjustment		242,826		242,826
Underground storage		28,859		27,857
Liquefied natural gas storage		12,628		12,622
Plant held for future use		54,996		28,742
Recoverable cushion gas		8,655		8,655
Public Utilities, Property, Plant and Equipment, Other Property, Plant and Equipment		91,519		124,589
Public Utilities, Property, Plant and Equipment Grant		(105,659)		0
Capital leases, net of accumulated amortization	[1]	9,473		17,051
Less: Accumulated depreciation and amortization		(1,611,220)	$ (1,804,201)	(1,373,178)
Subtotal		8,437,289		8,369,022
Construction work in progress		239,690	353,388	310,318
Net utility plant		8,676,979	$ 8,834,916	8,679,340
Accumulated amortization of capital leases		$ 28,400		20,800
Minimum
Utility Plant
Distribution plant, Estimated Useful Life		10 years
Production plant, Estimated Useful Life		25 years
Transmission plant, Estimated Useful Life		45 years
General plant, Estimated Useful Life		5 years
Intangible plant (including capitalized software), Estimated Useful Life		3 years
Plant acquisition adjustment, Estimated Useful Life		7 years
Underground storage, Estimated Useful Life		25 years
Liquefied natural gas storage, Estimated Useful Life		25 years
Public Utilities, Property, Plant and Equipment, Plant Not Classified, Estimated Useful Life		1 year
Capital leases, net of accumulated amortization, Estimated Useful Life	[1]	1 year
Maximum
Utility Plant
Distribution plant, Estimated Useful Life		50 years
Production plant, Estimated Useful Life		125 years
Transmission plant, Estimated Useful Life		65 years
General plant, Estimated Useful Life		35 years
Intangible plant (including capitalized software), Estimated Useful Life		50 years
Plant acquisition adjustment, Estimated Useful Life		30 years
Underground storage, Estimated Useful Life		60 years
Liquefied natural gas storage, Estimated Useful Life		45 years
Public Utilities, Property, Plant and Equipment, Plant Not Classified, Estimated Useful Life		100 years
Capital leases, net of accumulated amortization, Estimated Useful Life	[1]	5 years
Subsidiaries [Member]
Utility Plant
Distribution plant		$ 6,417,551		6,127,732
Production plant		3,907,224		3,948,270
Transmission plant		1,306,009		1,162,929
General plant		553,130		599,156
Intangible plant (including capitalized software)		304,135		309,972
Plant acquisition adjustment		282,792		282,792
Underground storage		42,494		41,501
Liquefied natural gas storage		14,498		14,492
Plant held for future use		55,148		28,895
Recoverable cushion gas		8,655		8,655
Public Utilities, Property, Plant and Equipment, Other Property, Plant and Equipment		91,519		124,589
Public Utilities, Property, Plant and Equipment Grant		(105,659)		0
Capital leases, net of accumulated amortization	[1]	9,473		17,051
Less: Accumulated depreciation and amortization		(4,449,680)		(4,297,012)
Subtotal		8,437,289		8,369,022
Construction work in progress		239,690		310,318
Net utility plant		8,676,979		8,679,340
Accumulated amortization of capital leases		$ 28,400		$ 20,800

[1]	Accumulated amortization of capital leases at Puget Energy was $28.4 million in 2014 and $20.8 million in 2013. Accumulated amortization of capital leases at PSE was $28.4 million in 2014 and $20.8 million in 2013.